INITIAL PUBLIC OFFERING AND PRIVATE PLACEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Initial Public Offering And Private Placement
SUMMARY OF MERGER TRANSACTION COSTS PAYABLE

Merger transaction cost payable consist of the following as of December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023

Transaction costs payable in common stock	$—	$4,250
Total	$—	$4,250